China Contribution Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CHINA CONTRIBUTION PLAN [Abstract]
Annual contributions	$ 20.5	$ 14.4	$ 9.4